RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Related Party Balances and Transactions
a.	Balances with related parties:

	June 30,	December 31,
	2019	2018
	Unaudited

Trade accounts receivable	79	158
Trade accounts payable	206	170
Controlling shareholder loans (*)	3,365	2,668

(*) See also Note 1(a).

b.	Transactions with related parties:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2019	2018	2019	2018	2018
	Unaudited

Revenues	98	475	51	282	821

Purchases, selling, general and administrative expenses	231	166	150	81	313

Interest from Loans from controlling shareholder	31	46	16	16	113